Management incentive agreement - Additional Information (Detail) - RUB (₽) ₽ in Thousands		12 Months Ended
	May 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 28, 2019
Statement [line Items]
Payables to employees		₽ 214,548	₽ 164,069
2016 HeadHunter Unit Option Plan [Member]
Statement [line Items]
Percentage of net proceeds from liquidity event					0.005%
Awards settled in equity, vesting percentage	18.75%
Incremental fair value recognized on modification		10,815
Fair value recognized on additional share awards		28,000
Awards Settled In Cash, Vesting Percentage	25.00%
Expense from share-based awards		88,438	68,776	₽ 74,851
Social taxes		40,548	0	0
Social tax, payables		40,548	0	0
2018 Unit Option Plan [Member]
Statement [line Items]
Social taxes		1,746
Social tax, payables		₽ 1,746
Award vesting description		The awards vest in instalments over the vesting period, being 20% after 3 years in service from the grant date and 20% annually thereafter, resulting in full vesting in 7 years.
Awards Settled In Equity Vesting Term		3 years
Maximum term of awards		7
Maximum number of units available for grant		600
Percentage of net proceeds from liquidity event		0.005%
Share based awards, number of units authorized for grant						300
Expense from equity settled awards		₽ 33,196
2018 Unit Option Plan [Member] | Tranche One [Member]
Statement [line Items]
Awards settled in equity, vesting percentage		20.00%
2018 Unit Option Plan [Member] | Tranche Two [Member]
Statement [line Items]
Awards settled in equity, vesting percentage		20.00%
Cash Settled Awards [Member]
Statement [line Items]
Social taxes		₽ 3,603	0	0
Social tax, payables		3,603	0
Awards, vested and settled value		19,568
Fair Value Of Award Granted		27,269	15,589
Expense from cash settled awards		29,462	9,872	4,095
Payables to employees		₽ 23,861	₽ 13,967	₽ 4,095
Cash Settled Awards [Member] | Tranche One [Member]
Statement [line Items]
Awards Settled In Cash, Vesting Percentage		50.00%
Cash Settled Awards [Member] | Tranche Two [Member]
Statement [line Items]
Awards Settled In Cash, Vesting Percentage		50.00%